Supplemental Information - Onerous Contracts (Details) - Onerous contracts - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of year	CAD 9,504	CAD 0
Liabilities incurred	0	10,116
Liabilities settled	(6,746)	(770)
Foreign currency translation	(184)	158
Balance, end of the year	CAD 2,574	CAD 9,504